Other income	12 Months Ended
Mar. 31, 2025
Other Income Expense [Abstract]
Other income
29.
Other income

	For the year ended March 31,
	2023	2024	2025	2025
	(INR)	(INR)	(INR)	(USD)
Government grant
- generation based incentive	1,990	1,911	1,395	16
- viability gap funding	11	11	11	0
Compensation for loss of revenue	806	221	294	3
Gain on sale of property, plant and equipment	5	1	4	0
Insurance claim	470	758	907	11
Gain on disposal of subsidiaries (net) (refer Note 36)	—	3,659	3,088	36
Excess provisions written back	707	89	—	—
Miscellaneous income	478	569	581	7
Fair value change of mutual fund (including realised gain)	114	90	103	1
Total	4,581	7,309	6,383	75